Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Common Stock (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 votingRight $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2024 votingRight	Dec. 31, 2024 Vote
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	3,400,000,000		469,030,700	690,680,000
Common shares, par value (usd per share) | $ / shares	$ 0.000005	$ 0.000005	$ 0.000005
Common stock dividends declared (in dollars per share) | $ / shares	$ 0	0	$ 0
Common Class C
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000			0
Common shares, par value (usd per share) | $ / shares	$ 0.000005	0.000005
Common shares, shares outstanding (in shares)	0			0
Common shares, shares issued (in shares)	0			0
Voting rights for common stock | votingRight	0
Common Class A
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	3,000,000,000		469,031,000	540,680,000
Common shares, par value (usd per share) | $ / shares	$ 0.000005	0.000005	$ 0.000005
Common shares, shares outstanding (in shares)	340,075,000		203,520,000	114,689,000
Common shares, shares issued (in shares)	346,663,000		208,003,000	121,277,000
Voting rights for common stock	1					1
Common Class B
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000		0	150,000,000
Common shares, par value (usd per share) | $ / shares	$ 0.000005	$ 0.000005	$ 0.000005
Common shares, shares outstanding (in shares)	118,102,000		0	118,198,000
Common shares, shares issued (in shares)	118,102,000		0	118,198,000
Voting rights for common stock	10		1		1	10